UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 2021

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Index	Page(s)

Report of Independent Registered Public Accounting Firm	1 - 2

Statement of Assets and Liabilities as of December 31, 2021	3

Statement of Operations for the year ended December 31, 2021	4

Statement of Changes in Net Assets for the year ended December 31, 2021	5

Statement of Changes in Net Assets for the year ended December 31, 2020	6

Notes to Financial Statements	7 - 12

Report of Independent Registered Public Accounting Firm

To the Contract Holders of United Investors Annuity Variable Account and the Board of Directors of
Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise United Investors Annuity Variable Account (the Separate Account) of Protective Life Insurance Company as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the years ended December 31, 2018 were audited by other independent registered public accountants whose report, dated April 26, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Protective Life Insurance Company separate accounts since 2019.

Birmingham, Alabama
April 12, 2022

Appendix A

Subaccounts

Ivy VIP Asset Strategy

Ivy VIP Balanced

Ivy VIP Core Equity

Ivy VIP Corporate Bond

Ivy VIP Global Growth

Ivy VIP Government Money Market

Ivy VIP Growth

Ivy VIP High Income

Ivy VIP Science and Technology

Ivy VIP Small Cap Growth

United Investors Annuity Variable Account

of Protective Life Insurance Company

Statement of Assets and Liabilities

December 31, 2021

	Ivy VIP
	Asset Strategy	Balanced	Core Equity	Corporate Bond	Global Growth	Government Money Market	Growth	High Income	Science and Technology	Small Cap Growth

ASSETS
Investments at Fair Value	$15,456,914	$15,068,436	$96,991,240	$12,556,061	$18,925,271	$3,375,180	$147,226,019	$11,632,713	$58,864,925	$33,205,643
Receivable from Protective Life Insurance Company	460,558	301,153	2,652,352	426,288	442,722	321,592	3,624,466	269,469	1,272,420	856,538
Total Assets	15,917,472	15,369,589	99,643,592	12,982,349	19,367,993	3,696,772	150,850,484	11,902,182	60,137,345	34,062,182

LIABILITIES
Payable to Protective Life Insurance Company	196,998	44,217	998,527	212,191	120,022	264,040	1,114,072	71,116	268,697	290,339
Net Assets	$15,720,474	$15,325,372	$98,645,066	$12,770,158	$19,247,971	$3,432,731	$149,736,412	$11,831,065	$59,868,648	$33,771,842

Units Outstanding	1,873,362	2,181,026	5,673,512	2,438,665	2,745,870	1,713,122	3,514,028	1,355,020	2,072,304	2,484,565

Shares Owned in each Portfolio	1,517,050	1,604,937	5,482,488	2,229,652	3,931,544	3,375,180	9,913,542	3,428,849	1,995,022	3,035,945

Investment Fair Value per Share	10.19	9.39	17.69	5.63	4.81	1.00	14.85	3.39	29.51	10.94

Investment in Fund shares, at Cost	$14,143,221	$12,882,152	$63,616,093	$12,207,015	$18,612,453	$3,375,180	$101,004,996	$11,769,959	$46,995,393	$29,277,220

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements

United Investors Annuity Variable Account

of Protective Life Insurance Company

Statement of Operations

For the year ended December 31, 2021

	Ivy VIP
	Asset Strategy	Balanced	Core Equity	Corporate Bond	Global Growth	Government Money Market	Growth	High Income	Science and Technology	Small Cap Growth

INVESTMENT INCOME

Dividend Income	$243,095	$146,858	$502,870	$254,945	$10,325	$77	$-	$703,573	$-	$342,379

EXPENSES

Mortality, Expense Risk Charges, and Administrative Fees	144,603	132,930	817,775	113,793	167,221	20,017	1,219,825	105,903	517,347	324,828

Net Investment Income (Loss)	98,492	13,928	(314,905)	141,152	(156,896)	(19,940)	(1,219,825)	597,670	(517,347)	17,550

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on Redemption of Investment Shares	433,998	245,743	3,503,286	82,446	(85,616)	-	4,419,292	(4,614)	2,488,648	858,319
Capital Gain Distributions	1,576,891	895,013	3,527,463	520,684	876,447	-	13,200,119	-	16,786,359	4,190,319
Net Realized Gain (Loss) on Investments	2,010,889	1,140,756	7,030,749	603,130	790,831	-	17,619,411	(4,614)	19,275,007	5,048,638

Change in Unrealized Appreciation (Depreciation) on Investments	(644,130)	890,740	15,585,535	(965,826)	2,253,883	-	18,471,222	21,820	(11,152,942)	(3,836,262)

Net Realized and Unrealized Gain (Loss) on Investments	1,366,759	2,031,496	22,616,284	(362,696)	3,044,714	-	36,090,633	17,206	8,122,066	1,212,376

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,465,251	$2,045,424	$22,301,379	$(221,544)	$2,887,818	$(19,940)	$34,870,808	$614,876	$7,604,719	$1,229,926

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements

United Investors Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets

For the year ended December 31, 2021

	Ivy VIP
	Asset Strategy	Balanced	Core Equity	Corporate Bond	Global Growth	Government Money Market	Growth	High Income	Science and Technology	Small Cap Growth

FROM OPERATIONS

Net Investment Income (Loss)	$98,492	$13,928	$(314,905)	$141,152	$(156,896)	$(19,940)	$(1,219,825)	$597,670	$(517,347)	$17,550

Net Realized Gain (Loss) on Investments	2,010,889	1,140,756	7,030,749	603,130	790,831	-	17,619,411	(4,614)	19,275,007	5,048,638

Change in Unrealized Appreciation (Depreciation) on Investments	(644,130)	890,740	15,585,535	(965,826)	2,253,883	-	18,471,222	21,820	(11,152,942)	(3,836,262)

Net Increase (Decrease) in Net Assets Resulting From Operations	1,465,251	2,045,424	22,301,379	(221,544)	2,887,818	(19,940)	34,870,808	614,876	7,604,719	1,229,926

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from Sales	26,385	217,458	1,428,749	296,610	81,467	154,439	1,570,374	194,124	58,288	198,841
Net Transfer (to) from Affiliate and Subaccounts	(45,202)	46,187	726,810	622,616	187,499	1,858,280	439,620	179,017	874,994	(146,423)
Payments for Redemptions	(2,399,508)	(1,525,033)	(10,922,575)	(1,604,038)	(2,140,040)	(1,049,732)	(15,191,162)	(1,282,076)	(4,720,173)	(3,904,831)
Contract Maintenance Fees	(8,540)	(8,089)	(45,021)	(6,327)	(10,261)	(2,263)	(63,906)	(6,518)	(23,725)	(19,809)

Net Increase (Decrease) in Net Assets Resulting from Variable Annuity Contract Transactions	(2,426,864)	(1,269,477)	(8,812,036)	(691,139)	(1,881,336)	960,725	(13,245,075)	(915,453)	(3,810,616)	(3,872,221)

Total Increase (Decrease) in Net Assets	(961,613)	775,947	13,489,344	(912,682)	1,006,482	940,785	21,625,733	(300,578)	3,794,103	(2,642,295)

NET ASSETS

Beginning of Period	16,682,088	14,549,425	85,155,722	13,682,840	18,241,489	2,491,946	128,110,679	12,131,642	56,074,545	36,414,137

End of Period	$15,720,474	$15,325,372	$98,645,066	$12,770,158	$19,247,971	$3,432,731	$149,736,412	$11,831,065	$59,868,648	$33,771,842

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements

United Investors Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets

For the year ended December 31, 2020

	Ivy VIP
	Asset Strategy	Balanced	Core Equity	Corporate Bond	Global Growth	Government Money Market	Growth	High Income	Science and Technology	Small Cap Growth

FROM OPERATIONS

Net Investment Income (Loss)	$172,404	$72,097	$(274,391)	$232,908	$(76,965)	$(15,673)	$(1,040,415)	$774,132	$(423,387)	$(261,386)

Net Realized Gain (Loss) on Investments	304,969	760,047	5,420,382	242,962	(775,614)	-	17,994,212	(135,418)	8,296,011	144,784

Change in Unrealized Appreciation (Depreciation) on Investments	1,398,083	865,153	9,558,850	866,691	3,860,131	-	13,715,893	(75,148)	6,920,566	10,092,248

Net Increase (Decrease) in Net Assets Resulting From Operations	1,875,456	1,697,297	14,704,841	1,342,561	3,007,552	(15,673)	30,669,690	563,566	14,793,190	9,975,646

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from Sales	554,412	453,978	500,399	102,657	194,725	532,239	441,846	83,179	784,263	256,542
Net Transfer (to) from Affiliate and Subaccounts	(440,342)	(736,102)	(2,968,538)	(12,848)	(543,837)	962,320	(2,862,698)	(470,534)	(943,208)	(790,106)
Payments for Redemptions	(1,811,631)	(1,723,180)	(6,989,736)	(1,700,442)	(1,395,302)	(1,703,826)	(11,006,989)	(1,203,562)	(4,886,514)	(2,453,914)
Contract Maintenance Fees	(10,055)	(9,005)	(47,678)	(7,966)	(11,160)	(2,700)	(68,262)	(7,787)	(25,021)	(20,131)

Net Increase (Decrease) in Net Assets Resulting from Variable Annuity Contract Transactions	(1,707,616)	(2,014,309)	(9,505,553)	(1,618,599)	(1,755,574)	(211,967)	(13,496,103)	(1,598,704)	(5,070,480)	(3,007,609)

Total Increase (Decrease) in Net Assets	167,840	(317,012)	5,199,288	(276,038)	1,251,978	(227,640)	17,173,587	(1,035,138)	9,722,710	6,968,037

NET ASSETS

Beginning of Period	16,514,248	14,866,437	79,956,434	13,958,878	16,989,511	2,719,586	110,937,092	13,166,780	46,351,835	29,446,100

End of Period	$16,682,088	$14,549,425	$85,155,722	$13,682,840	$18,241,489	$2,491,946	$128,110,679	$12,131,642	$56,074,545	$36,414,137

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(1) Organization

The United Investors Annuity Variable Account (the “Separate Account”) was established on December 8, 1981, and modified on January 5, 1987, as a segregated account of United Investors Life Insurance Company (“UILIC”) in connection with the issuance of annuity contracts (the “contracts”) by the United Investors Annuity Variable Account. Prior to December 31, 2010, UILIC was a wholly owned subsidiary of Torchmark Corporation. On December 31, 2010, Protective Life Insurance Company (“PLICO”), a wholly owned subsidiary of Protective Life Corporation (“PL”), purchased all of the outstanding stock of UILIC.  Effective July 1, 2012, UILIC merged with and into its direct parent, PLICO.  As a result of this merger, PLICO remained as the surviving legal entity.  Variable annuity contracts of UILIC are contracts of PLICO.  PLICO services and maintains those contracts in accordance with their terms.  The merger encompassed both the general and separate account balances.  PL and its subsidiaries are wholly owned subsidiaries of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan.

New contracts are no longer being sold but holders of existing contracts may make additional deposits. The investment options available under the contracts have been registered as a unit investment trust under the Investment Company Act of 1940.  The Separate Account follows the accounting and reporting guidance in ASC Topic 946, “Financial Services – Investment Companies”.

The Separate Account is divided into ten subaccounts. Each subaccount invests exclusively in shares of a single mutual fund.  During the years ended December 31, 2021 and 2020, assets were invested in all ten of the subaccounts.

Ivy VIP Asset Strategy	Ivy VIP Government Money Market
Ivy VIP Balanced	Ivy VIP Growth
Ivy VIP Core Equity	Ivy VIP High Income
Ivy VIP Corporate Bond	Ivy VIP Science and Technology
Ivy VIP Global Growth	Ivy VIP Small Cap Growth

Gross premiums from the contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets.  Such amounts are used to provide account funds to pay contract values under the contracts.  Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PLICO other assets and liabilities.

Contract owners may allocate some or all of the applicable gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of PLICO’s General Account.  The assets of PLICO’s General Account support its insurance and annuity obligations and are subject to PLICO’s general liabilities from business operations.  The Guaranteed Account’s balance as of December 31, 2021 was approximately $42.7 million.

Beginning in the first quarter of 2020, the outbreak of COVID-19, created significant economic and social disruption and impacted various operational and financial aspects of PLICO’s business. Certain impacts from COVID-19 continued into 2021, including increased claims in both the life insurance and annuity blocks. The pandemic may continue to impact PLICO’s earnings based on, amongst other factors, the volume and severity of claims related to COVID-19 and the financial disruption caused by the pandemic, which could impact PLICO’s investment portfolio. Management will continue to monitor developments, and their impact on the fair value of the subaccounts in which the separate account invests.

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(2) Significant Accounting Policies

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios (“Funds”), whose investments are stated at fair value.  The investments of each subaccount are presented net of management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recognized on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares determined for each product using a weighted average cost basis and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the fund. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the underlying fund.

Net Transfers (to) from Affiliate or Subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owner’s interest to or from another subaccount or to the General Account of PLICO.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Federal Income Taxes

The results of the operations of the Separate Account are included in the federal income tax return of PL. Under the provisions of the contracts, PLICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2021. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

Annuity Payouts

Net assets allocated to contracts in the annuity payout (period) are computed according to the 1983 Individual Annuity Mortality Table. The assumed investment return is 4.0% per year unless the annuitant elects otherwise. The mortality risk is fully borne by PLICO and may result in additional amounts being transferred into the Separate Account by PLICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to PLICO for the calculated or excess differential.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests.  Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets.  Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds.

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(3) Fair Value of Financial Instruments

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy as outlined within the applicable guidance.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.  As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels and disclosure of a reconciliation of level 3 assets is not required.  In addition, there are no other financial assets or non-financial assets valued on a non-recurring basis.

Financial assets recorded at fair value in the statement of assets and liabilities are categorized as follows:

•                  Level 1:  Unadjusted quoted prices for identical assets or liabilities in an active market.

•                  Level 2:  Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.  Level 2 inputs include the following:

a)             Quoted prices for similar assets in active markets

b)             Quoted prices for identical or similar assets in non-active markets

c)              Inputs other than quoted market prices that are observable

d)             Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•                  Level 3:  Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of Fair Values

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy for all financial statement periods presented herein and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

(4) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2021 are as follows:

	Purchases	Sales
Ivy VIP Asset Strategy	$1,908,829	$2,802,541
Ivy VIP Balanced	1,651,130	1,982,117
Ivy VIP Core Equity	5,336,241	11,892,275
Ivy VIP Corporate Bond	1,787,566	1,693,307
Ivy VIP Global Growth	1,042,692	2,341,764
Ivy VIP Government Money Market	2,311,624	1,396,290
Ivy VIP Growth	15,043,255	17,851,847
Ivy VIP High Income	1,147,608	1,500,457
Ivy VIP Science and Technology	17,321,695	5,636,700
Ivy VIP Small Cap Growth	4,680,541	4,330,654

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(5) Related Party Transactions

In the ordinary course of business, certain expenses are assessed by the Separate Account and paid to PLICO. These expenses include mortality and expense charges and contract maintenance charges (including annual contract charges and administrative fees), which comprise Mortality, Expense Risk Charges, and Administrative Fees within the Statement of Operations and Contract Maintenance Fees within the Statement of Changes in Net Assets, respectively. The payment of these expenses to PLICO is recognized as Net Transfers (to) from Affiliate and Subaccounts within the Statement of Changes in Net Assets. PLICO assumes mortality risks associated with the annuity contracts as well as all expenses involving administration and maintenance of the contracts, as benefits paid and expenses may exceed contract value and charges assessed. In return, the Separate Account assesses a daily charge, amounting to an aggregate of 0.90% per annum, through a reduction in unit value based on assets for mortality and expense risk, which is then paid to PLICO.  Additionally, the Separate Account assesses against each contract participating in the Separate Account an annual contract charge of 0.85% through a redemption of units on each of the first 10 contract anniversaries following the receipt of a premium deposit. In addition to the annual contract charge, an administrative fee of $50 is deducted through a reduction in unit value on each contract anniversary to compensate PLICO for expenses in administering the United Investors Annuity Variable Account and the contract.

Proceeds payable on the redemption of units and early annuitizations are reduced by the amount of any applicable contingent deferred sales charge due to PLICO.  The percentage charged (0.00% to 8.00%) is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.  A transaction charge of $20.00 will be charged through a reduction in units if more than four withdrawals occur during a contract year.

(6) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2021 and 2020 were as follows:

	2021			2020

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Ivy VIP Asset Strategy	12,683	346,846	(334,163)	4,407	280,265	(275,858)
Ivy VIP Balanced	97,573	291,863	(194,290)	44,156	460,558	(416,403)
Ivy VIP Core Equity	112,658	838,886	(726,228)	90,570	1,006,731	(916,160)
Ivy VIP Corporate Bond	203,541	363,567	(160,026)	338,747	715,352	(376,605)
Ivy VIP Global Growth	27,883	350,576	(322,693)	96,484	474,148	(377,664)
Ivy VIP Government Money Market	1,205,634	765,558	440,076	3,136,151	3,256,889	(120,738)
Ivy VIP Growth	64,714	514,317	(449,603)	70,451	594,921	(524,471)
Ivy VIP High Income	55,001	198,067	(143,066)	16,416	248,902	(232,486)
Ivy VIP Science and Technology	24,004	214,103	(190,099)	50,261	307,932	(257,671)
Ivy VIP Small Cap Growth	13,173	294,252	(281,079)	21,633	350,890	(329,257)

Note: Totals may not appear to foot/crossfoot due to rounding.

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2021, were as follows:

	At December 31			For the year ended December 31

	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Ivy Funds VIP Asset Strategy:
2021	1,873	$8.209	$15,720	1.50%	0.90%	9.46%
2020	2,208	7.500	16,682	1.86%	0.90%	12.86%
2019	2,485	6.645	16,514	2.09%	0.90%	20.69%
2018	2,868	5.506	15,793	1.83%	0.90%	-6.29%
2017	3,344	5.875	19,649	1.50%	0.90%	17.22%
Ivy Funds VIP Balanced:
2021	2,181	6.901	15,325	0.98%	0.90%	14.93%
2020	2,375	6.004	14,549	1.32%	0.90%	13.10%
2019	2,800	5.309	14,866	1.95%	0.90%	21.00%
2018	3,166	4.387	13,892	1.63%	0.90%	-4.11%
2017	3,535	4.575	16,172	1.60%	0.90%	10.38%
Ivy Funds VIP Core Equity:
2021	5,674	16.813	98,645	0.55%	0.90%	27.79%
2020	6,400	13.157	85,156	0.51%	0.90%	20.43%
2019	7,319	10.925	79,956	0.65%	0.90%	29.92%
2018	8,223	8.409	69,145	1.57%	0.90%	-5.37%
2017	9,345	8.886	83,034	0.44%	0.90%	19.68%
Ivy Funds VIP Corporate Bond:
2021	2,439	5.052	12,770	1.93%	0.90%	-1.73%
2020	2,599	5.141	13,683	2.60%	0.90%	9.98%
2019	2,986	4.675	13,959	2.78%	0.90%	11.18%
2018	3,146	4.205	13,230	2.27%	0.90%	-2.78%
2017	3,803	4.325	16,450	2.08%	0.90%	3.09%
Ivy Funds VIP Global Growth:
2021	2,746	6.872	19,248	0.06%	0.90%	16.81%
2020	3,069	5.883	18,241	0.38%	0.90%	19.50%
2019	3,451	4.923	16,990	8.50%	0.90%	24.81%
2018	3,912	3.944	15,428	1.72%	0.90%	-7.11%
2017	4,363	4.246	18,524	0.05%	0.90%	23.42%

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights, continued

	At December 31			For the year ended December 31

	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Ivy Funds VIP Government Money Market:
2021	1,713	$1.915	$3,433	0.00%	0.90%	-0.89%
2020	1,273	1.932	2,492	0.45%	0.90%	-0.53%
2019	1,400	1.942	2,720	1.72%	0.90%	0.91%
2018	1,869	1.925	3,598	1.38%	0.90%	0.62%
2017	1,935	1.913	3,703	0.56%	0.90%	-0.31%
Ivy Funds VIP Growth:
2021	3,514	41.217	149,736	0.00%	0.90%	28.87%
2020	3,964	31.984	128,111	0.00%	0.90%	29.38%
2019	4,488	24.720	110,937	0.56%	0.90%	35.37%
2018	5,021	18.262	91,692	0.10%	0.90%	1.37%
2017	5,637	18.016	101,559	0.25%	0.90%	28.19%
Ivy Funds VIP High Income:
2021	1,355	8.402	11,831	5.87%	0.90%	5.12%
2020	1,499	7.993	12,132	6.97%	0.90%	5.08%
2019	1,731	7.606	13,167	6.72%	0.90%	10.20%
2018	1,948	6.902	13,445	6.57%	0.90%	-2.99%
2017	2,305	7.115	16,399	5.52%	0.90%	5.73%
Ivy Funds VIP Science and Technology:
2021	2,072	28.154	59,869	0.00%	0.90%	14.14%
2020	2,262	24.666	56,075	0.00%	0.90%	34.16%
2019	2,521	18.386	46,352	0.24%	0.90%	48.15%
2018	2,729	12.410	33,872	N/A	0.90%	-6.08%
2017	3,102	13.215	40,991	0.92%	0.90%	30.94%
Ivy Funds VIP Small Cap Growth:
2021	2,485	13.355	33,772	0.98%	0.90%	3.06%
2020	2,766	12.958	36,414	0.00%	0.90%	36.44%
2019	3,100	9.498	29,446	N/A	0.90%	22.27%
2018	3,471	7.768	26,965	6.18%	0.90%	-4.97%
2017	3,849	8.175	31,463	N/A	0.90%	22.02%

(a)           This ratio represents dividends recorded by the division from the underlying mutual fund divided by the average net assets.  This ratio excludes the Expense Ratio.  N/A is noted if the fund did not pay any dividends.

(b)          This ratio represents the annualized contract expenses of the Separate Account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges.  Charges that require redemption of contract owner units are excluded.

(c)           Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

N/A – indicates “not applicable.”

(8) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2021, and through the date at which the financial statement were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.